Consolidated Balance Sheet (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Accounts Receivable, Allowance	¥ 24,215	$ 3,711	¥ 13,112
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	0	0	188,207,510
Ordinary Shares, Shares issued	0	0	25,031,575
Ordinary Shares, Shares outstanding	0	0	25,031,575
Series A Preferred Stock [Member]
Convertible preferred shares , Par value | $ / shares		$ 0.0002		0.0002
Convertible preferred shares , Share authorized	0	0	33,304,544
Convertible preferred shares , Share issued	0	0	33,300,105
Convertible preferred shares , Share outstanding	0	0	33,300,105
Series B Preferred Stock [Member]
Convertible preferred shares , Par value | $ / shares		$ 0.0002		0.0002
Convertible preferred shares , Share authorized	0	0	12,768,717
Convertible preferred shares , Share issued	0	0	12,768,717
Convertible preferred shares , Share outstanding	0	0	12,768,717
Series C Preferred Stock [Member]
Convertible preferred shares , Par value | $ / shares		$ 0.0002		0.0002
Convertible preferred shares , Share authorized	0	0	15,719,229
Convertible preferred shares , Share issued	0	0	12,524,807
Convertible preferred shares , Share outstanding	0	0	12,524,807
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	0
Ordinary Shares, Shares issued	87,457,081	87,457,081	0
Ordinary Shares, Shares outstanding	87,457,081	87,457,081	0
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	0
Ordinary Shares, Shares issued	17,324,848	17,324,848	0
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	0
Nonrecourse [Member]
Consolidated VIE and its subsidiaries, Current	¥ 169,116	$ 25,919	¥ 140,383
Consolidated VIE and its subsidiaries, Non-current	¥ 263	$ 40	¥ 6,073